Investments in associates and joint ventures	9 Months Ended
Sep. 30, 2023
Investments in associates and joint ventures
Investments in associates and joint ventures

12.Investments in associates and joint ventures

12.1Composition and movements

	September 30,	December 31,
	2023	2022
	(Unaudited)
Joint ventures
Interligação Elétrica do Madeira S.A.	1,769,645	1,871,142
Transmissora Aliança de Energia Elétrica S.A.	1,570,643	1,830,504
Equion Energía Limited	1,059,231	1,191,154
Interligação Elétrica Paraguaçu S.A.	559,119	614,112
Interligação Elétrica Garanhuns S.A.	518,794	571,328
Interligação Elétrica Ivaí S.A.	471,951	469,176
Interligação Elétrica Aimorés S.A.	355,693	411,495
Conexión Kimal Lo Aguirre S.A. (1)	149,927	169,230
Ecodiesel Colombia S.A.	78,546	54,614
Transnexa S.A. E.M.A.	8,545	8,545
Interconexión Eléctrica Colombia Panamá S.A.	8,026	20,516
Derivex S.A.	188	439
Parques de Rio	75	83
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
	6,550,387	7,212,342
Less impairment:
Equion Energía Limited	(400,196)	(400,196)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	6,141,646	6,803,601
Associates
Gases del Caribe S.A. E.S.P.	1,489,223	1,495,341
ATP Tower Holdings	766,753	913,218
Gas Natural del Oriente S.A. E.S.P.	150,394	148,254
Gases de la Guajira S.A. E.S.P.	69,232	69,376
E2 Energía Eficiente S.A. E.S.P.	34,180	34,944
Extrucol S.A.	28,680	27,680
Serviport S.A.	9,399	9,399
Sociedad Portuaria Olefinas	4,930	4,186
	2,552,791	2,702,398
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,543,392	2,692,999
	8,685,038	9,496,600

The movement of investments in associates and joint ventures for the period ended September 30, 2023, is as follows:

	Associates	Join ventures	Total
Balance as of December 31, 2022	2,692,999	6,803,601	9,496,600
Equity method recognized in:
Profit or loss	154,080	452,252	606,332
Equity	(125,139)	(1,021,046)	(1,146,185)
Dividends declared	(178,548)	(93,161)	(271,709)
Balance as of September 30, 2023 (Unaudited)	2,543,392	6,141,646	8,685,038